DEBT (Detail Textuals) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives		$ (155,759)	$ 215
Fair values of the warrants and conversion options			2,897
High Street Capital Partners, LLC | Warrants
Disclosure of detailed information about borrowings [line items]
Percentage of warrants issued for principal amount of debt	150.00%
Number of warrants issued under reverse takeover		1,878
Price per share		$ 25
Expiry date of the warrants		November 14, 2021
Period of expiry of warrants		3 years
Value of warrants to be issued	$ 47,000
Conversion feature
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 5,450	1,443
Conversion feature | High Street Capital Partners, LLC
Disclosure of detailed information about borrowings [line items]
Principal amount of debt	$ 31,294
Maturity date of debt	November 15, 2020
Interest rate of borrowings	10.00%
Fair value of convertible options		132,082
Fair value of warrants		$ 26,713
Conversion feature | High Street Capital Partners, LLC | Class A membership units
Disclosure of detailed information about borrowings [line items]
Number of units issued upon conversion of notes under reverse takeover		6,473
Conversion feature | High Street Capital Partners, LLC | Warrants
Disclosure of detailed information about borrowings [line items]
Conversion Rate		$ 4.8341
Conversion feature | Florida Wellness, LLC
Disclosure of detailed information about borrowings [line items]
Fair value of warrants		$ 1,284
Conversion feature | Florida Wellness, LLC | Warrants
Disclosure of detailed information about borrowings [line items]
Warrants issued to former FLW investors		223
Period of expiry of warrants		6 months
Gains (losses) on change in fair value of derivatives		$ 139
Conversion feature | Broker | Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issued under reverse takeover		158
Period of expiry of warrants		2 years
Fair value of warrants		$ 1,862
Loan payable | NCC RE
Disclosure of detailed information about borrowings [line items]
Principal amount of debt		$ 550
Maturity date of debt		December 2021
Interest rate of borrowings		3.70%
Interest expense		$ 22	$ 22
Seller's notes
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 888
Seller's notes | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate of borrowings		3.50%
Seller's notes | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate of borrowings		10.00%